Summary of Significant Accounting Policies (Details) - Schedule of Capital Accounts are Translated at their Historical Exchange Rates	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Schedule of Capital Accounts are Translated at their Historical Exchange Rates [Abstract]
Period/year-end spot rate	7.7733	7.8257
Average rate	7.8086		7.8318